Derivative Instruments and Hedging Activities - Earnings Effect of Derivative Instruments in Condensed Consolidated Statements of Operations and Condensed Consolidated Statements of Comprehensive Income (Loss) (Detail) (USD $)
In Thousands, unless otherwise specified
	3 Months Ended		9 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013
Derivative Instruments, Gain (Loss) [Line Items]
Derivative Instruments Classification of Gain (Loss) Recognized	$ 3,118		$ 582
Cash Flow Hedges [Member] | Interest Rate Swap [Member] | Other Comprehensive Income [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative Instruments Classification of Gain (Loss) Recognized	3,118		582
Non-Designated Hedges [Member] | Interest Rate Caps [Member] | Other Income (Loss) [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative Instruments Classification of Gain (Loss) Recognized		$ (135)		$ (135)